Loss per share - Summary of outstanding shares of potentially dilutive securities (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Total outstanding shares of potentially dilutive securities	97,385	72,003
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of warrants portion	31,980	31,980
Treasury shares
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of treasury share portion	65,405	25,023
Convertible preference shares
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of convertible preference shares portion		15,000